Exchange differences, net (Tables)	12 Months Ended
Dec. 31, 2022
Gains losses on exchange differences on translation recognised in profit or loss [Abstract]
Exchange differences, net

	2022	2021	2020
Income from trading in foreign currency	12,494,497	12,919,635	17,836,609
Conversion of foreign currency assets and liabilities into pesos	(4,417,520)	(2,128,929)	474,397

TOTAL	8,076,977	10,790,706	18,311,006